SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Employee benefit expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Salaries, wages and other short-term employee benefits	$ 541,769	$ 504,366
Share-based payments	19,974	16,065
Post-employment benefits	31,922	30,376
Employee benefits expenses	$ 593,665	$ 550,807